Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Advisor Class
Shareholder Report [Line Items]
Fund Name	Coho Relative Value Equity Fund
Class Name	Advisor Class
Trading Symbol	COHOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Coho Relative Value Equity Fund for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cohofunds.com/relative-value-equity-fund/literature/. You can also request this information by contacting us at 1-866-264-6234.
Additional Information Phone Number	1-866-264-6234
Additional Information Website	https://www.cohofunds.com/relative-value-equity-fund/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Funds’ lagging relative performance for the period was driven by both allocation and selection effect. From a sector perspective versus the S&P 500® Index, both Funds’ overweight in Consumer Staples and Health Care, coupled with stock selection within those sectors, were large detractors to the relative performance. In addition, the Funds’ underweight and stock selection within the Information Technology sector further negatively impacted relative performance.
While Coho’s downside protection has been consistent throughout our 25-year history, the dominance of Growth and the narrowness of the market has negatively impacted our upside participation more recently. We continue to believe the market is mispricing risk and undervaluing the earnings, cash flow, and dividend growth potential of our portfolio. We are optimistic that a renewed focus on fundamentals and valuation will help to further close the performance gap and reinforce the pattern of returns we seek to deliver over the market cycle.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class	3.59	8.33	8.24
S&P 500 TR	22.15	15.00	13.15
Russell 1000 Value Total Return	14.80	9.92	8.96

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.cohofunds.com/relative-value-equity-fund/literature/ for more recent performance information.
Visit https://www.cohofunds.com/relative-value-equity-fund/literature/ for more recent performance information.

Net Assets	$ 417,660,737
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 3,974,454
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$417,660,737
Number of Holdings	28
Net Advisory Fee	$3,974,454
Portfolio Turnover	19%

Holdings [Text Block]

Top 10 Issuers	(%)
Lowe’s Companies	5.1%
Cencora	5.1%
UnitedHealth Group	5.0%
Microchip Technology	4.6%
Ross Stores	4.5%
Amgen	4.2%
Sysco	4.2%
Thermo Fisher Scientific	4.2%
W.W. Grainger	3.8%
Marsh & McLennan Companies	3.7%

Updated Prospectus Web Address	https://www.cohofunds.com/relative-value-equity-fund/literature/
Advisor Class
Shareholder Report [Line Items]
Fund Name	Coho Relative Value ESG Fund
Class Name	Advisor Class
Trading Symbol	CESGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Coho Relative Value ESG Fund for the period of August 1, 2023, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cohofunds.com/esg-fund/literature/. You can also request this information by contacting us at 1-866-264-6234.
Additional Information Phone Number	1-866-264-6234
Additional Information Website	https://www.cohofunds.com/esg-fund/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Funds’ lagging relative performance for the period was driven by both allocation and selection effect. From a sector perspective versus the S&P 500® Index, both Funds’ overweight in Consumer Staples and Health Care, coupled with stock selection within those sectors, were large detractors to the relative performance. In addition, the Funds’ underweight and stock selection within the Information Technology sector further negatively impacted relative performance.
While Coho’s downside protection has been consistent throughout our 25-year history, the dominance of Growth and the narrowness of the market has negatively impacted our upside participation more recently. We continue to believe the market is mispricing risk and undervaluing the earnings, cash flow, and dividend growth potential of our portfolio. We are optimistic that a renewed focus on fundamentals and valuation will help to further close the performance gap and reinforce the pattern of returns we seek to deliver over the market cycle.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/27/2019)
Advisor Class	4.20	6.69
S&P 500 TR	22.15	14.55
Russell 1000 Value Total Return	14.80	9.38

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.cohofunds.com/esg-fund/literature/ for more recent performance information. Visit https://www.cohofunds.com/esg-fund/literature/ for more recent performance information.
Net Assets	$ 47,541,011
Holdings Count | $ / shares	25
Advisory Fees Paid, Amount	$ 206,573
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2024)

Net Assets	$47,541,011
Number of Holdings	25
Net Advisory Fee	$206,573
Portfolio Turnover	17%

Holdings [Text Block]

Top 10 Issuers	(%)
Ross Stores	5.2%
Lowe’s Companies	5.0%
UnitedHealth Group	5.0%
Microchip Technology	4.7%
W.W. Grainger	4.5%
Amgen	4.5%
Sysco	4.5%
Cencora	4.4%
Thermo Fisher Scientific	4.2%
Marsh & McLennan Companies	4.0%

Updated Prospectus Web Address	https://www.cohofunds.com/esg-fund/literature/